Per Share Amounts - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock option excluded from diluted net income attributable to Toyota Motor Corporation per common share	0	0	733